Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Advertising costs incurred	$ 3.1	$ 0.9	$ 0.6
Maximum estimated revenue-producing lives of computer software products from the date of release	3
Defined Benefit Plan, Plan Assets at Fair Value, Valuation Inputs	Four
Building | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	20 years
Building | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	50 years
Machinery And Office Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	4 years
Machinery And Office Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Rental Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	4 years
Internal-Use Software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Internal-Use Software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years